Performance Management	Apr. 30, 2026
Horizon Kinetics Inflation Beneficiaries ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. The table also shows how the Fund’s performance compares to the MSCI ACWI All Cap Index Net (USD)
Index, an additional comparative index that provides a broad measure of the performance of equity securities in developed and emerging markets. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Updated performance information is available on the Fund’s website at www.horizonkinetics.com or by calling the Fund toll-free at
1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table also shows how the Fund’s performance compares to the MSCI ACWI All Cap Index Net (USD) Index, an additional comparative index that provides a broad measure of the performance of equity securities in developed and emerging markets.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 15.33% (for the quarter ended September 30, 2024)
and the worst performance was -13.67% (for the quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	15.33%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(13.67%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.horizonkinetics.com
Performance Availability Phone [Text]	1-800-617-0004
Horizon Kinetics Blockchain Development ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. The table also shows how the Fund’s performance compares to the NASDAQ Composite Total Return Index, an index that provides a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at
www.horizonkinetics.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table also shows how the Fund’s performance compares to the NASDAQ Composite Total Return Index, an index that provides a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 16.87% (for the quarter ended December 31, 2023)
and the worst performance was -2.61% (for the quarter ended September 30, 2023).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	16.87%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(2.61%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.horizonkinetics.com
Horizon Kinetics Medical ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The Fund commenced operations after the assets of another investment company advised by the Adviser, the Kinetics Medical Fund (the “Predecessor Fund”), were transferred to the
Fund in a tax-free reorganization as of the close of business on January 27, 2023 (the “Reorganization Date”). The Fund has the same investment objective and substantially similar investment strategies as those of the Predecessor Fund. Accordingly, the performance shown in the bar chart and performance table for periods prior to the Reorganization Date represents the performance of the
Predecessor Fund (represented by the performance of the Predecessor Fund’s No Load Class of Shares). The table shows the Fund’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods compared with those of the S&P 500® TR
Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance for the Fund following the Reorganization Date has been adjusted to reflect the Fund’s lower expense ratio. Had the Predecessor Fund been structured as an ETF, its performance may have differed. Performance for the Predecessor Fund prior to the Reorganization Date is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices. The Fund’s and Predecessor
Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s and Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Bar Chart [Heading]	Calendar Years Total Returns
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the highest quarterly return was 15.05% (for the quarter ended June 30, 2021) and the lowest quarterly return was -12.89% (for the quarter ended December 31, 2024).

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.05%
Highest Quarterly Return, Date	Jun. 30, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.89%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.horizonkinetics.com
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF Class
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2025)
Horizon Kinetics SPAC Active ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The Fund commenced operations after the assets of another investment company advised by the Adviser, the Kinetics Alternative Income Fund (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization as of the close of business on January 27, 2023 in which the Fund was the performance survivor. The bar chart below shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500®
Index, a broad-based securities market index intended to represent the overall domestic equity market. The table also shows how the
Fund’s performance compares to the NASDAQ Composite Total Return Index, a second index that provides a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table also shows how the Fund’s performance compares to the NASDAQ Composite Total Return Index, a second index that provides a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 4.01% (for the quarter ended June 30, 2025) and the worst performance was 0.62% (for the quarter ended September 30, 2025).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	4.01%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	0.62%
Lowest Quarterly Return, Date	Sep. 30, 2025
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.horizonkinetics.com
Horizon Kinetics Energy and Remediation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 8.43% (for the quarter ended March 31, 2024) and the worst performance was -0.19% (for the quarter ended June 30, 2025).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	8.43%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(0.19%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.horizonkinetics.com
Horizon Kinetics Japan Owner Operator ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at
www.horizonkinetics.com/products/etf.
Performance One Year or Less [Text]	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.horizonkinetics.com/products/etf